Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Ordinary shares	Additional paid-in capital	Retained earnings	Statutory reserve	Accumulated other comprehensive (loss) gain	Total shareholders’ equity	Non- controlling interests	Total
Balance at Dec. 31, 2020	$ 6	$ 9,159	$ 89,271	$ 648	$ 4,892	$ 103,976	$ 471	$ 104,447
Balance (in Shares) at Dec. 31, 2020	5,788,635
Shares-based compensation granted to nonemployees		181				181		181
Issuance of shares for the conversion of rights		1,400				1,400		1,400
Issuance of shares for the conversion of rights (in Shares)	28,000
Shares on earn out	$ 1	(1)
Shares on earn out (in Shares)	500,000
Shares-based compensation granted to employees		4				4		4
Shares-based compensation granted to employees (in Shares)	200
Issuance of shares though private placement		14,886				14,886		14,886
Issuance of shares though private placement (in Shares)	495,405
Appropriation to statutory reserve		(576)	576
Net income (loss)		35,287				35,287	65	35,352
Foreign currency translation adjustment					3,177	3,177	17	3,194
Balance at Dec. 31, 2021	$ 7	25,629	123,982	1,224	8,069	158,911	553	159,464
Balance (in Shares) at Dec. 31, 2021	6,812,240
Contribution from shareholder		500				500		500
Issuance of shares due to roundup of fractional shares in share consolidation (in Shares)	31,766
Shares-based compensation granted to employees		2				2		2
Shares-based compensation granted to employees (in Shares)	200
Issuance of shares though private placement		878				878		878
Appropriation to statutory reserve			(187)	187
Net income (loss)			26,890			26,890	(450)	26,440
Foreign currency translation adjustment					(14,753)	(14,753)	(28)	(14,781)
Balance at Dec. 31, 2022	$ 7	27,009	150,685	1,411	(6,684)	172,428	75	172,503
Balance (in Shares) at Dec. 31, 2022	6,812,440
Contribution from shareholder		(791)				(791)		$ (791)
Issuance of shares due to roundup of fractional shares in share consolidation (in Shares)								31,766
Issuance of shares though private placement	$ 3	79,997				80,000		$ 80,000
Issuance of shares though private placement (in Shares)	3,225,806
Net income (loss)			30,477			30,477	51	30,528
Foreign currency translation adjustment					(2,185)	(2,185)	(48)	(2,233)
Balance at Dec. 31, 2023	$ 10	$ 106,215	$ 181,162	$ 1,411	$ (8,869)	$ 279,929	$ 78	$ 280,007
Balance (in Shares) at Dec. 31, 2023	10,070,012